Quotaholders’ and shareholders’ equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Quotaholders’ and shareholders’ equity

11. Quotaholders’ and shareholders’ equity

The Company was an S.r.l., which is an Italian limited liability company like a limited liability company in the U.S., prior to May 2021. The Articles of Incorporation, Shareholders’ Agreement and the By-laws of the Company provided for different quotas, which represented the Company’s corporate capital, rather than shares of stock as ownership.

Corporate capital

As an S.r.l., the Company’s ownership was called “corporate capital” and “quotas” rather than shares, stock, or units.

The Company’s capital was divided between five (5)categories of quotas as summarized below at January 1, 2021:

	At
	January 1,	Ownership
Quota	2021	%
A	€10,458	28%
B	6,886	19%
C	8,645	23%
D	4,034	11%
E	7,033	19%
Total	€37,056	100%

The Company had five (5) categories of quotas:

●	Quota A was reserved for certain founders. One of the founders had the right to appoint three (3) board members out of five (5), appoint the Chair from these three (3) persons and appoint one (1) member of the board of statutory auditors. One other founder had the right to appoint two (2) board members out of five (5), appoint two (2) statutory auditors and appoint the Chair of the statutory auditors from the two (2) appointees. Quota A had voting rights.

●	Quota B had no voting rights, the same profit-sharing rights as Quota A and was priced at a nominal amount of €1.00. The Company had historically utilized Quota B for its share-based compensation program offered to board members, employees, and consultants. Quota B was also held by certain co-founders. The Company’s stock options were exercisable into Quota B for past and present board members, employees, and consultants.

●	Quota C had the right to appoint one (1) member of the board of statutory auditors; specifically, the one (1) that a founder had the right to appoint.

●	Quota D and Quota E had no rights.

●	Quotas A, C, D & E. During a divestiture proceeding (meaning Quotas representing 100% of the corporate capital of the Company) or a dissolution of the Company, Quotas C, D & E all had the same rights with respect to the proceeds of a divestiture, i.e., all three (3) quotas shared the divestiture consideration equally (on a pari passu basis) up to the amount of their investment. If there was any consideration remaining after payment to quotas C, D & E, then quota A was entitled to the amount remaining up to the amount of their investment. If proceeds of a divestiture were less than or equal to €50 million, then any proceeds remaining after payment of quotas A, C, D & E, were to be shared equally among quotas A, C, D & E; however, if proceeds of a divestiture were greater than €50 million, then any proceeds remaining after payment of quotas A, C, D & E, were to be distributed to each quota separately according to a detailed formula specified in the Company’s By-Laws, including quota B. Similar to a divestiture, net profits, if any, were to be distributed in the same manner to quotas A, B, C, D & E, after deducting not less than five (5) percent for a legal reserve (up to where this reserve equals one-fifth of the quota capital). A, C, D, E had equal voting rights and the Company By-laws specify protective provisions for each class of quota for A, C, D & E.

During the year ended December 31, 2021, the following events occurred which together had a significant impact on the Company’s equity:

On April 1, 2021, the Board of Directors resolved to grant to employees and non-employees stock options and accelerate the vesting of other stock options on €715 quota B and €172 quota B were repurchased at nominal value, cancelled, and allocated to the option plan as available for grant by Drs. Naldini and Gentner, leaving a net equity increase of €543 quota B. All quota B ownership has limited rights and carry a par value of €1 per quota. The Corporate Capital amount was €37,771 (€37,056 corporate capital at December 31, 2020 + €715 exercise of Quota B options before the conversion).

On May 20, 2021, at a Quotaholders’ meeting, the Quotaholders resolved to convert the Company from an S.r.l. to an S.p.A., which conversion became effective on June 18, 2021. As consequence of the conversion, the Corporate Capital was converted to ordinary shares with no par value, and it was increased to €50,000 to satisfy the minimum capital requirement to qualify as an S.p.A. in Italy. This increase was an adjustment from additional paid-in capital to ordinary shares, no par value.

As a result of the Company conversion, the corporate capital was reclassified as ordinary shares, no par value, combining the minimum capital amount of €50,000 with the additional paid-in capital for a total of €37,139,431. The outstanding quota of €50,000 before the conversion were all converted into 15 million shares of ordinary shares, no par value, after the conversion at the same conversion rate of approximately 300 quota per share of ownership. All preferences related to the quota classes were terminated and all shareholders held ordinary shares, no par value. All shares outstanding after the conversion are held in ledger form. The Company adopted new Articles of Association and Bylaws, appointed a new Board of Directors and board of statutory auditors.

On December 15, 2021, the Company completed the IPO of its shares and was listed on the Nasdaq Stock Capital Market. Through the IPO, 3,120,114 new ordinary shares with no par value were issued. 720,114 ordinary shares were subscribed by the Company’s existing shareholders through a Reserved Offering, while 2.4 million ADS were directly placed on the market. Subsequently, on December 27, 2021, the Company’s underwriter exercised a portion of its “green shoe” allotment for an additional 96,744 ADS. The total number of shares outstanding resulting at December 31, 2021 was 18,216,858. Through the IPO, approximately €29 million was raised net of listing costs (approximately €3.9 million).